Note 5	6 Months Ended
Jun. 30, 2024
Operating Segments Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool for monitoring and managing the different activities of the BBVA Group. In preparing the information by operating segment, the starting point is the lowest-level units, which are aggregated in accordance with the organizational structure determined by the Group's Management to create higher-level units and, finally, the reportable operating segments themselves.
As of June 30, 2024, the structure of the information by operating segment reported by the BBVA Group remains the same as that of the closing of 2023 financial year.
The BBVA Group's operating areas or segments are summarized below:
–Spain includes mainly the banking, insurance and asset management businesses that the Group carries out in Spain.
–Mexico includes banking, insurance and asset management businesses in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes banking, financial, insurance and asset management activity that are carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of business mainly incorporates the wholesale activity carried out in Europe (excluding Spain), the United States, and the BBVA branches located in Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function for the consolidated BBVA Group, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets.
The breakdown of the BBVA Group’s total assets by operating segments and the Corporate Center as of June 30, 2024 and December 31, 2023, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2024	December 2023 ⁽¹⁾
Spain	421,032	457,573
Mexico	170,505	173,489
Turkey	75,456	68,329
South America	67,749	64,779
Rest of Business	61,564	64,274
Subtotal assets by operating segments	796,306	828,445
Corporate Center and adjustments	(36,771)	(52,886)
Total assets BBVA Group	759,534	775,558
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.
The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2024 and 2023:

Main margins and profit by operating segments (Millions of Euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments
June 2024
Net interest income	12,993	3,211	5,968	605	3,075	335	(201)
Gross income	17,446	4,626	7,910	1,892	2,639	678	(300)
Operating profit /(loss) before tax	7,780	2,603	3,938	914	625	306	(606)
Attributable profit (loss)	4,994	1,790	2,858	351	317	235	(557)
June 2023 ⁽[1]⁾
Net interest income	11,410	2,544	5,264	980	2,503	260	(140)
Gross income	14,148	3,630	6,774	1,480	2,415	566	(716)
Operating profit /(loss) before tax	6,122	1,794	3,570	786	772	277	(1,077)
Attributable profit (loss)	3,878	1,212	2,604	524	361	216	(1,039)
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments, therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.